Commitments and Contingencies (Detail)	3 Months Ended
Mar. 31, 2019 legal_matter
Commitments and Contingencies Disclosure [Abstract]
Approximate number of federal district court actions alleged for patent infringement	30
Guarantee obligations, term	30 years